Segment information - Schedule of Operating Results per Geographic Segment (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	€ 20,901	€ 20,438	€ 18,302
Comparable operating profit	2,808	2,663	2,373
Items impacting comparability	(15)	(531)	(34)
Operating profit	2,793	2,132	2,339
Total finance costs, net	(203)	(187)	(120)
Non-operating items	(21)	(9)	(16)
Profit before taxes	2,569	1,936	2,203
Restructuring charges including accelerated depreciation	105	264	94
Acquisition-related costs	6	14
Unused provision reversed	40	10
Impairment loss (reversal of impairment loss) recognised in profit or loss		189
Royalty income			18
Proceeds from sale of sub-strata and associated mineral rights			35
Legal proceedings provision
Disclosure of disaggregation of revenue from contracts with customers [line items]
Unused provision reversed	19
Mineral rights | Change in useful life
Disclosure of disaggregation of revenue from contracts with customers [line items]
Accelerated amortization expense	27	55	27
Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	15,404	14,971	14,553
Comparable operating profit	2,139	2,015	1,888
Depreciation and amortisation expense	613	596	558
APS
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	5,497	5,467	3,749
Comparable operating profit	669	648	485
Depreciation and amortisation expense	279	265	196
Germany
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3,203	€ 3,179	3,018
Gains on disposals of property, plant and equipment	30		€ 54
Germany and Great Britain
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gains on disposals of property, plant and equipment	€ 74